10. COMMON STOCK (Details 2) (USD $)	3 Months Ended		6 Months Ended		203 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Stock-based compensation
Exploration	$ 8,902		$ 266,812	$ 47,421	$ 4,074,213
General and administration	32,151	138,077	923,675	635,625	18,662,156
Total Stock-based compensation	$ 41,053	$ 138,077	$ 1,190,487	$ 683,046	$ 22,736,369